Subsequent Events - Additional Information (Detail)	1 Months Ended	0 Months Ended		1 Months Ended	4 Months Ended	0 Months Ended
	Nov. 30, 2013	Apr. 17, 2014 Subsequent Event [Member] USD ($)	Feb. 07, 2014 Subsequent Event [Member] USD ($)	Feb. 28, 2014 Subsequent Event [Member] CNY	Apr. 29, 2014 Subsequent Event [Member] CNY Entity	Feb. 07, 2014 Subsequent Event [Member] Class A Ordinary Shares [Member]
Subsequent Event [Line Items]
Consideration paid in cash for acquisitions			$ 5,300,000		1,800,000
Shares issuable for acquisition of business						1,443,074
Restricted shares granted	34,759			3,074,004
Percentage of equity interest in subsidy				75.00%
Registered capital of the subsidiary				10,000,000
Number of companies acquired					3
Number of shares purchased		290,000
Purchase price per share		$ 17